Financial Risk Management - Capital Management (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Risk Management
Borrowing	$ 1,208,344	$ 1,126,658	$ 1,486,445
Less: Cash and cash equivalents	(195,696)	(244,865)
Net borrowings	1,012,648	881,793
Equity	$ 1,198,614	$ 1,222,697	$ 797,142	$ 803,324
Debt ratio	84.00%	72.00%